Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	JOHN HANCOCK FUNDS II
Entity Central Index Key	0001331971
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
C000008922 [Member]
Shareholder Report [Line Items]
Fund Name	Equity Income Fund
Class Name	Class 1
Trading Symbol	JIEMX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Equity Income Fund (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Equity Income Fund (Class 1/JIEMX)	$38	0.75%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
Net Assets	$ 1,667,427,031
Holdings Count | Holding	128
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,667,427,031
Total number of portfolio holdings	128
Portfolio turnover rate	10%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Wells Fargo & Company	2.4%
MetLife, Inc.	2.3%
The Southern Company	2.0%
Qualcomm, Inc.	1.8%
General Electric Company	1.8%
Elevance Health, Inc.	1.8%
The Charles Schwab Corp.	1.8%
Kimberly-Clark Corp.	1.8%
Philip Morris International, Inc.	1.8%
Chubb, Ltd.	1.8%

Sector Composition
Financials	23.5%
Health care	15.4%
Industrials	13.6%
Energy	9.2%
Consumer staples	9.1%
Information technology	8.5%
Utilities	6.1%
Real estate	4.0%
Communication services	3.7%
Materials	3.2%
Consumer discretionary	2.7%
Short-term investments and other	1.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Wells Fargo & Company	2.4%
MetLife, Inc.	2.3%
The Southern Company	2.0%
Qualcomm, Inc.	1.8%
General Electric Company	1.8%
Elevance Health, Inc.	1.8%
The Charles Schwab Corp.	1.8%
Kimberly-Clark Corp.	1.8%
Philip Morris International, Inc.	1.8%
Chubb, Ltd.	1.8%

C000153950 [Member]
Shareholder Report [Line Items]
Fund Name	Equity Income Fund
Class Name	Class A
Trading Symbol	JHEIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Equity Income Fund (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Equity Income Fund (Class A/JHEIX)	$56	1.11%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.11%
Net Assets	$ 1,667,427,031
Holdings Count | Holding	128
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,667,427,031
Total number of portfolio holdings	128
Portfolio turnover rate	10%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Wells Fargo & Company	2.4%
MetLife, Inc.	2.3%
The Southern Company	2.0%
Qualcomm, Inc.	1.8%
General Electric Company	1.8%
Elevance Health, Inc.	1.8%
The Charles Schwab Corp.	1.8%
Kimberly-Clark Corp.	1.8%
Philip Morris International, Inc.	1.8%
Chubb, Ltd.	1.8%

Sector Composition
Financials	23.5%
Health care	15.4%
Industrials	13.6%
Energy	9.2%
Consumer staples	9.1%
Information technology	8.5%
Utilities	6.1%
Real estate	4.0%
Communication services	3.7%
Materials	3.2%
Consumer discretionary	2.7%
Short-term investments and other	1.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Wells Fargo & Company	2.4%
MetLife, Inc.	2.3%
The Southern Company	2.0%
Qualcomm, Inc.	1.8%
General Electric Company	1.8%
Elevance Health, Inc.	1.8%
The Charles Schwab Corp.	1.8%
Kimberly-Clark Corp.	1.8%
Philip Morris International, Inc.	1.8%
Chubb, Ltd.	1.8%

C000153951 [Member]
Shareholder Report [Line Items]
Fund Name	Equity Income Fund
Class Name	Class C
Trading Symbol	JHERX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Equity Income Fund (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Equity Income Fund (Class C/JHERX)	$91	1.81%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.81%
Net Assets	$ 1,667,427,031
Holdings Count | Holding	128
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,667,427,031
Total number of portfolio holdings	128
Portfolio turnover rate	10%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Wells Fargo & Company	2.4%
MetLife, Inc.	2.3%
The Southern Company	2.0%
Qualcomm, Inc.	1.8%
General Electric Company	1.8%
Elevance Health, Inc.	1.8%
The Charles Schwab Corp.	1.8%
Kimberly-Clark Corp.	1.8%
Philip Morris International, Inc.	1.8%
Chubb, Ltd.	1.8%

Sector Composition
Financials	23.5%
Health care	15.4%
Industrials	13.6%
Energy	9.2%
Consumer staples	9.1%
Information technology	8.5%
Utilities	6.1%
Real estate	4.0%
Communication services	3.7%
Materials	3.2%
Consumer discretionary	2.7%
Short-term investments and other	1.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Wells Fargo & Company	2.4%
MetLife, Inc.	2.3%
The Southern Company	2.0%
Qualcomm, Inc.	1.8%
General Electric Company	1.8%
Elevance Health, Inc.	1.8%
The Charles Schwab Corp.	1.8%
Kimberly-Clark Corp.	1.8%
Philip Morris International, Inc.	1.8%
Chubb, Ltd.	1.8%

C000008921 [Member]
Shareholder Report [Line Items]
Fund Name	Equity Income Fund
Class Name	Class NAV
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Equity Income Fund (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Equity Income Fund (Class NAV)	$35	0.70%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%
Net Assets	$ 1,667,427,031
Holdings Count | Holding	128
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,667,427,031
Total number of portfolio holdings	128
Portfolio turnover rate	10%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Wells Fargo & Company	2.4%
MetLife, Inc.	2.3%
The Southern Company	2.0%
Qualcomm, Inc.	1.8%
General Electric Company	1.8%
Elevance Health, Inc.	1.8%
The Charles Schwab Corp.	1.8%
Kimberly-Clark Corp.	1.8%
Philip Morris International, Inc.	1.8%
Chubb, Ltd.	1.8%

Sector Composition
Financials	23.5%
Health care	15.4%
Industrials	13.6%
Energy	9.2%
Consumer staples	9.1%
Information technology	8.5%
Utilities	6.1%
Real estate	4.0%
Communication services	3.7%
Materials	3.2%
Consumer discretionary	2.7%
Short-term investments and other	1.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Wells Fargo & Company	2.4%
MetLife, Inc.	2.3%
The Southern Company	2.0%
Qualcomm, Inc.	1.8%
General Electric Company	1.8%
Elevance Health, Inc.	1.8%
The Charles Schwab Corp.	1.8%
Kimberly-Clark Corp.	1.8%
Philip Morris International, Inc.	1.8%
Chubb, Ltd.	1.8%

C000009221 [Member]
Shareholder Report [Line Items]
Fund Name	New Opportunities Fund
Class Name	Class 1
Trading Symbol	JISOX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock New Opportunities Fund (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Opportunities Fund (Class 1/JISOX)	$44	0.89%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.89%
Net Assets	$ 290,671,311
Holdings Count | Holding	76
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$290,671,311
Total number of portfolio holdings	76
Portfolio turnover rate	17%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Grand Canyon Education, Inc.	2.8%
SPX Technologies, Inc.	2.5%
Intapp, Inc.	2.4%
Intra-Cellular Therapies, Inc.	2.3%
PJT Partners, Inc., Class A	2.2%
Sterling Infrastructure, Inc.	2.1%
MACOM Technology Solutions Holdings, Inc.	2.1%
Houlihan Lokey, Inc.	2.1%
RBC Bearings, Inc.	2.0%
Novanta, Inc.	1.9%

Sector Composition
Health care	29.2%
Industrials	20.5%
Information technology	17.6%
Financials	9.7%
Consumer discretionary	9.6%
Energy	5.4%
Materials	3.9%
Real estate	2.3%
Short-term investments and other	1.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Grand Canyon Education, Inc.	2.8%
SPX Technologies, Inc.	2.5%
Intapp, Inc.	2.4%
Intra-Cellular Therapies, Inc.	2.3%
PJT Partners, Inc., Class A	2.2%
Sterling Infrastructure, Inc.	2.1%
MACOM Technology Solutions Holdings, Inc.	2.1%
Houlihan Lokey, Inc.	2.1%
RBC Bearings, Inc.	2.0%
Novanta, Inc.	1.9%

C000141730 [Member]
Shareholder Report [Line Items]
Fund Name	New Opportunities Fund
Class Name	Class A
Trading Symbol	JASOX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock New Opportunities Fund (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Opportunities Fund (Class A/JASOX)	$60	1.21%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.21%
Net Assets	$ 290,671,311
Holdings Count | Holding	76
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$290,671,311
Total number of portfolio holdings	76
Portfolio turnover rate	17%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Grand Canyon Education, Inc.	2.8%
SPX Technologies, Inc.	2.5%
Intapp, Inc.	2.4%
Intra-Cellular Therapies, Inc.	2.3%
PJT Partners, Inc., Class A	2.2%
Sterling Infrastructure, Inc.	2.1%
MACOM Technology Solutions Holdings, Inc.	2.1%
Houlihan Lokey, Inc.	2.1%
RBC Bearings, Inc.	2.0%
Novanta, Inc.	1.9%

Sector Composition
Health care	29.2%
Industrials	20.5%
Information technology	17.6%
Financials	9.7%
Consumer discretionary	9.6%
Energy	5.4%
Materials	3.9%
Real estate	2.3%
Short-term investments and other	1.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Grand Canyon Education, Inc.	2.8%
SPX Technologies, Inc.	2.5%
Intapp, Inc.	2.4%
Intra-Cellular Therapies, Inc.	2.3%
PJT Partners, Inc., Class A	2.2%
Sterling Infrastructure, Inc.	2.1%
MACOM Technology Solutions Holdings, Inc.	2.1%
Houlihan Lokey, Inc.	2.1%
RBC Bearings, Inc.	2.0%
Novanta, Inc.	1.9%

C000141733 [Member]
Shareholder Report [Line Items]
Fund Name	New Opportunities Fund
Class Name	Class C
Trading Symbol	JBSOX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock New Opportunities Fund (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Opportunities Fund (Class C/JBSOX)	$97	1.96%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	1.96%
Net Assets	$ 290,671,311
Holdings Count | Holding	76
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$290,671,311
Total number of portfolio holdings	76
Portfolio turnover rate	17%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Grand Canyon Education, Inc.	2.8%
SPX Technologies, Inc.	2.5%
Intapp, Inc.	2.4%
Intra-Cellular Therapies, Inc.	2.3%
PJT Partners, Inc., Class A	2.2%
Sterling Infrastructure, Inc.	2.1%
MACOM Technology Solutions Holdings, Inc.	2.1%
Houlihan Lokey, Inc.	2.1%
RBC Bearings, Inc.	2.0%
Novanta, Inc.	1.9%

Sector Composition
Health care	29.2%
Industrials	20.5%
Information technology	17.6%
Financials	9.7%
Consumer discretionary	9.6%
Energy	5.4%
Materials	3.9%
Real estate	2.3%
Short-term investments and other	1.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Grand Canyon Education, Inc.	2.8%
SPX Technologies, Inc.	2.5%
Intapp, Inc.	2.4%
Intra-Cellular Therapies, Inc.	2.3%
PJT Partners, Inc., Class A	2.2%
Sterling Infrastructure, Inc.	2.1%
MACOM Technology Solutions Holdings, Inc.	2.1%
Houlihan Lokey, Inc.	2.1%
RBC Bearings, Inc.	2.0%
Novanta, Inc.	1.9%

C000141734 [Member]
Shareholder Report [Line Items]
Fund Name	New Opportunities Fund
Class Name	Class I
Trading Symbol	JHSOX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock New Opportunities Fund (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Opportunities Fund (Class I/JHSOX)	$48	0.96%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.96%
Net Assets	$ 290,671,311
Holdings Count | Holding	76
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$290,671,311
Total number of portfolio holdings	76
Portfolio turnover rate	17%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Grand Canyon Education, Inc.	2.8%
SPX Technologies, Inc.	2.5%
Intapp, Inc.	2.4%
Intra-Cellular Therapies, Inc.	2.3%
PJT Partners, Inc., Class A	2.2%
Sterling Infrastructure, Inc.	2.1%
MACOM Technology Solutions Holdings, Inc.	2.1%
Houlihan Lokey, Inc.	2.1%
RBC Bearings, Inc.	2.0%
Novanta, Inc.	1.9%

Sector Composition
Health care	29.2%
Industrials	20.5%
Information technology	17.6%
Financials	9.7%
Consumer discretionary	9.6%
Energy	5.4%
Materials	3.9%
Real estate	2.3%
Short-term investments and other	1.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Grand Canyon Education, Inc.	2.8%
SPX Technologies, Inc.	2.5%
Intapp, Inc.	2.4%
Intra-Cellular Therapies, Inc.	2.3%
PJT Partners, Inc., Class A	2.2%
Sterling Infrastructure, Inc.	2.1%
MACOM Technology Solutions Holdings, Inc.	2.1%
Houlihan Lokey, Inc.	2.1%
RBC Bearings, Inc.	2.0%
Novanta, Inc.	1.9%

C000141736 [Member]
Shareholder Report [Line Items]
Fund Name	New Opportunities Fund
Class Name	Class R2
Trading Symbol	JSSOX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock New Opportunities Fund (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Opportunities Fund (Class R2/JSSOX)	$65	1.32%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.32%
Net Assets	$ 290,671,311
Holdings Count | Holding	76
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$290,671,311
Total number of portfolio holdings	76
Portfolio turnover rate	17%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Grand Canyon Education, Inc.	2.8%
SPX Technologies, Inc.	2.5%
Intapp, Inc.	2.4%
Intra-Cellular Therapies, Inc.	2.3%
PJT Partners, Inc., Class A	2.2%
Sterling Infrastructure, Inc.	2.1%
MACOM Technology Solutions Holdings, Inc.	2.1%
Houlihan Lokey, Inc.	2.1%
RBC Bearings, Inc.	2.0%
Novanta, Inc.	1.9%

Sector Composition
Health care	29.2%
Industrials	20.5%
Information technology	17.6%
Financials	9.7%
Consumer discretionary	9.6%
Energy	5.4%
Materials	3.9%
Real estate	2.3%
Short-term investments and other	1.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Grand Canyon Education, Inc.	2.8%
SPX Technologies, Inc.	2.5%
Intapp, Inc.	2.4%
Intra-Cellular Therapies, Inc.	2.3%
PJT Partners, Inc., Class A	2.2%
Sterling Infrastructure, Inc.	2.1%
MACOM Technology Solutions Holdings, Inc.	2.1%
Houlihan Lokey, Inc.	2.1%
RBC Bearings, Inc.	2.0%
Novanta, Inc.	1.9%

C000141738 [Member]
Shareholder Report [Line Items]
Fund Name	New Opportunities Fund
Class Name	Class R4
Trading Symbol	JUSOX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock New Opportunities Fund (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Opportunities Fund (Class R4/JUSOX)	$52	1.04%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.04%
Net Assets	$ 290,671,311
Holdings Count | Holding	76
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$290,671,311
Total number of portfolio holdings	76
Portfolio turnover rate	17%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Grand Canyon Education, Inc.	2.8%
SPX Technologies, Inc.	2.5%
Intapp, Inc.	2.4%
Intra-Cellular Therapies, Inc.	2.3%
PJT Partners, Inc., Class A	2.2%
Sterling Infrastructure, Inc.	2.1%
MACOM Technology Solutions Holdings, Inc.	2.1%
Houlihan Lokey, Inc.	2.1%
RBC Bearings, Inc.	2.0%
Novanta, Inc.	1.9%

Sector Composition
Health care	29.2%
Industrials	20.5%
Information technology	17.6%
Financials	9.7%
Consumer discretionary	9.6%
Energy	5.4%
Materials	3.9%
Real estate	2.3%
Short-term investments and other	1.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Grand Canyon Education, Inc.	2.8%
SPX Technologies, Inc.	2.5%
Intapp, Inc.	2.4%
Intra-Cellular Therapies, Inc.	2.3%
PJT Partners, Inc., Class A	2.2%
Sterling Infrastructure, Inc.	2.1%
MACOM Technology Solutions Holdings, Inc.	2.1%
Houlihan Lokey, Inc.	2.1%
RBC Bearings, Inc.	2.0%
Novanta, Inc.	1.9%

C000141731 [Member]
Shareholder Report [Line Items]
Fund Name	New Opportunities Fund
Class Name	Class R6
Trading Symbol	JWSOX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock New Opportunities Fund (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Opportunities Fund (Class R6/JWSOX)	$42	0.85%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.85%
Net Assets	$ 290,671,311
Holdings Count | Holding	76
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$290,671,311
Total number of portfolio holdings	76
Portfolio turnover rate	17%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Grand Canyon Education, Inc.	2.8%
SPX Technologies, Inc.	2.5%
Intapp, Inc.	2.4%
Intra-Cellular Therapies, Inc.	2.3%
PJT Partners, Inc., Class A	2.2%
Sterling Infrastructure, Inc.	2.1%
MACOM Technology Solutions Holdings, Inc.	2.1%
Houlihan Lokey, Inc.	2.1%
RBC Bearings, Inc.	2.0%
Novanta, Inc.	1.9%

Sector Composition
Health care	29.2%
Industrials	20.5%
Information technology	17.6%
Financials	9.7%
Consumer discretionary	9.6%
Energy	5.4%
Materials	3.9%
Real estate	2.3%
Short-term investments and other	1.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Grand Canyon Education, Inc.	2.8%
SPX Technologies, Inc.	2.5%
Intapp, Inc.	2.4%
Intra-Cellular Therapies, Inc.	2.3%
PJT Partners, Inc., Class A	2.2%
Sterling Infrastructure, Inc.	2.1%
MACOM Technology Solutions Holdings, Inc.	2.1%
Houlihan Lokey, Inc.	2.1%
RBC Bearings, Inc.	2.0%
Novanta, Inc.	1.9%

C000128520 [Member]
Shareholder Report [Line Items]
Fund Name	International Small Company Fund
Class Name	Class A
Trading Symbol	JISAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock International Small Company Fund (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Small Company Fund (Class A/JISAX)	$66	1.35%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.35%
Net Assets	$ 239,448,400
Holdings Count | Holding	3,482
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$239,448,400
Total number of portfolio holdings	3,482
Portfolio turnover rate	5%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Banco de Sabadell SA	0.4%
Primo Brands Corp.	0.4%
JET2 PLC	0.3%
Baloise Holding AG	0.3%
BAWAG Group AG	0.3%
International Distribution Services PLC	0.3%
AngloGold Ashanti PLC	0.3%
Direct Line Insurance Group PLC	0.3%
Banca Monte dei Paschi di Siena SpA	0.3%
Persimmon PLC	0.3%

Sector Composition
Industrials	20.4%
Financials	12.9%
Consumer discretionary	11.0%
Materials	10.9%
Information technology	6.8%
Health care	4.9%
Consumer staples	4.8%
Energy	4.0%
Real estate	3.6%
Communication services	3.1%
Utilities	2.5%
Short-term investments and other	15.1%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Banco de Sabadell SA	0.4%
Primo Brands Corp.	0.4%
JET2 PLC	0.3%
Baloise Holding AG	0.3%
BAWAG Group AG	0.3%
International Distribution Services PLC	0.3%
AngloGold Ashanti PLC	0.3%
Direct Line Insurance Group PLC	0.3%
Banca Monte dei Paschi di Siena SpA	0.3%
Persimmon PLC	0.3%

C000128521 [Member]
Shareholder Report [Line Items]
Fund Name	International Small Company Fund
Class Name	Class C
Trading Symbol	JISDX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock International Small Company Fund (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Small Company Fund (Class C/JISDX)	$100	2.05%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	2.05%
Net Assets	$ 239,448,400
Holdings Count | Holding	3,482
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$239,448,400
Total number of portfolio holdings	3,482
Portfolio turnover rate	5%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Banco de Sabadell SA	0.4%
Primo Brands Corp.	0.4%
JET2 PLC	0.3%
Baloise Holding AG	0.3%
BAWAG Group AG	0.3%
International Distribution Services PLC	0.3%
AngloGold Ashanti PLC	0.3%
Direct Line Insurance Group PLC	0.3%
Banca Monte dei Paschi di Siena SpA	0.3%
Persimmon PLC	0.3%

Sector Composition
Industrials	20.4%
Financials	12.9%
Consumer discretionary	11.0%
Materials	10.9%
Information technology	6.8%
Health care	4.9%
Consumer staples	4.8%
Energy	4.0%
Real estate	3.6%
Communication services	3.1%
Utilities	2.5%
Short-term investments and other	15.1%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Banco de Sabadell SA	0.4%
Primo Brands Corp.	0.4%
JET2 PLC	0.3%
Baloise Holding AG	0.3%
BAWAG Group AG	0.3%
International Distribution Services PLC	0.3%
AngloGold Ashanti PLC	0.3%
Direct Line Insurance Group PLC	0.3%
Banca Monte dei Paschi di Siena SpA	0.3%
Persimmon PLC	0.3%

C000128522 [Member]
Shareholder Report [Line Items]
Fund Name	International Small Company Fund
Class Name	Class I
Trading Symbol	JSCIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock International Small Company Fund (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Small Company Fund (Class I/JSCIX)	$51	1.05%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.05%
Net Assets	$ 239,448,400
Holdings Count | Holding	3,482
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$239,448,400
Total number of portfolio holdings	3,482
Portfolio turnover rate	5%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Banco de Sabadell SA	0.4%
Primo Brands Corp.	0.4%
JET2 PLC	0.3%
Baloise Holding AG	0.3%
BAWAG Group AG	0.3%
International Distribution Services PLC	0.3%
AngloGold Ashanti PLC	0.3%
Direct Line Insurance Group PLC	0.3%
Banca Monte dei Paschi di Siena SpA	0.3%
Persimmon PLC	0.3%

Sector Composition
Industrials	20.4%
Financials	12.9%
Consumer discretionary	11.0%
Materials	10.9%
Information technology	6.8%
Health care	4.9%
Consumer staples	4.8%
Energy	4.0%
Real estate	3.6%
Communication services	3.1%
Utilities	2.5%
Short-term investments and other	15.1%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Banco de Sabadell SA	0.4%
Primo Brands Corp.	0.4%
JET2 PLC	0.3%
Baloise Holding AG	0.3%
BAWAG Group AG	0.3%
International Distribution Services PLC	0.3%
AngloGold Ashanti PLC	0.3%
Direct Line Insurance Group PLC	0.3%
Banca Monte dei Paschi di Siena SpA	0.3%
Persimmon PLC	0.3%

C000026876 [Member]
Shareholder Report [Line Items]
Fund Name	International Small Company Fund
Class Name	Class NAV
Trading Symbol	JHATX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock International Small Company Fund (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Small Company Fund (Class NAV/JHATX)	$45	0.93%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.93%
Net Assets	$ 239,448,400
Holdings Count | Holding	3,482
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$239,448,400
Total number of portfolio holdings	3,482
Portfolio turnover rate	5%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Banco de Sabadell SA	0.4%
Primo Brands Corp.	0.4%
JET2 PLC	0.3%
Baloise Holding AG	0.3%
BAWAG Group AG	0.3%
International Distribution Services PLC	0.3%
AngloGold Ashanti PLC	0.3%
Direct Line Insurance Group PLC	0.3%
Banca Monte dei Paschi di Siena SpA	0.3%
Persimmon PLC	0.3%

Sector Composition
Industrials	20.4%
Financials	12.9%
Consumer discretionary	11.0%
Materials	10.9%
Information technology	6.8%
Health care	4.9%
Consumer staples	4.8%
Energy	4.0%
Real estate	3.6%
Communication services	3.1%
Utilities	2.5%
Short-term investments and other	15.1%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Banco de Sabadell SA	0.4%
Primo Brands Corp.	0.4%
JET2 PLC	0.3%
Baloise Holding AG	0.3%
BAWAG Group AG	0.3%
International Distribution Services PLC	0.3%
AngloGold Ashanti PLC	0.3%
Direct Line Insurance Group PLC	0.3%
Banca Monte dei Paschi di Siena SpA	0.3%
Persimmon PLC	0.3%

C000128528 [Member]
Shareholder Report [Line Items]
Fund Name	International Small Company Fund
Class Name	Class R6
Trading Symbol	JHSMX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock International Small Company Fund (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Small Company Fund (Class R6/JHSMX)	$46	0.94%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.94%
Net Assets	$ 239,448,400
Holdings Count | Holding	3,482
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$239,448,400
Total number of portfolio holdings	3,482
Portfolio turnover rate	5%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Banco de Sabadell SA	0.4%
Primo Brands Corp.	0.4%
JET2 PLC	0.3%
Baloise Holding AG	0.3%
BAWAG Group AG	0.3%
International Distribution Services PLC	0.3%
AngloGold Ashanti PLC	0.3%
Direct Line Insurance Group PLC	0.3%
Banca Monte dei Paschi di Siena SpA	0.3%
Persimmon PLC	0.3%

Sector Composition
Industrials	20.4%
Financials	12.9%
Consumer discretionary	11.0%
Materials	10.9%
Information technology	6.8%
Health care	4.9%
Consumer staples	4.8%
Energy	4.0%
Real estate	3.6%
Communication services	3.1%
Utilities	2.5%
Short-term investments and other	15.1%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Banco de Sabadell SA	0.4%
Primo Brands Corp.	0.4%
JET2 PLC	0.3%
Baloise Holding AG	0.3%
BAWAG Group AG	0.3%
International Distribution Services PLC	0.3%
AngloGold Ashanti PLC	0.3%
Direct Line Insurance Group PLC	0.3%
Banca Monte dei Paschi di Siena SpA	0.3%
Persimmon PLC	0.3%

C000116034 [Member]
Shareholder Report [Line Items]
Fund Name	Fundamental Global Franchise Fund
Class Name	Class A
Trading Symbol	JFGAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Fundamental Global Franchise Fund (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental Global Franchise Fund (Class A/JFGAX)	$66	1.32%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.32%
Net Assets	$ 125,447,789
Holdings Count | Holding	38
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$125,447,789
Total number of portfolio holdings	38
Portfolio turnover rate	15%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	8.0%
Danone SA	5.2%
eBay, Inc.	5.2%
Anheuser-Busch InBev SA/NV	4.4%
EXOR NV	4.0%
Liberty Media Corp.-Liberty Formula One, Series A	3.9%
Comcast Corp., Class A	3.9%
Heineken Holding NV	3.7%
Cheniere Energy, Inc.	3.3%
Haleon PLC	3.1%

Sector Composition
Consumer discretionary	27.0%
Consumer staples	21.5%
Communication services	15.3%
Information technology	11.3%
Health care	10.1%
Financials	5.6%
Energy	3.3%
Real estate	2.7%
Short-term investments and other	3.2%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Amazon.com, Inc.	8.0%
Danone SA	5.2%
eBay, Inc.	5.2%
Anheuser-Busch InBev SA/NV	4.4%
EXOR NV	4.0%
Liberty Media Corp.-Liberty Formula One, Series A	3.9%
Comcast Corp., Class A	3.9%
Heineken Holding NV	3.7%
Cheniere Energy, Inc.	3.3%
Haleon PLC	3.1%

C000116035 [Member]
Shareholder Report [Line Items]
Fund Name	Fundamental Global Franchise Fund
Class Name	Class I
Trading Symbol	JFGIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Fundamental Global Franchise Fund (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental Global Franchise Fund (Class I/JFGIX)	$51	1.02%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.02%
Net Assets	$ 125,447,789
Holdings Count | Holding	38
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$125,447,789
Total number of portfolio holdings	38
Portfolio turnover rate	15%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	8.0%
Danone SA	5.2%
eBay, Inc.	5.2%
Anheuser-Busch InBev SA/NV	4.4%
EXOR NV	4.0%
Liberty Media Corp.-Liberty Formula One, Series A	3.9%
Comcast Corp., Class A	3.9%
Heineken Holding NV	3.7%
Cheniere Energy, Inc.	3.3%
Haleon PLC	3.1%

Sector Composition
Consumer discretionary	27.0%
Consumer staples	21.5%
Communication services	15.3%
Information technology	11.3%
Health care	10.1%
Financials	5.6%
Energy	3.3%
Real estate	2.7%
Short-term investments and other	3.2%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Amazon.com, Inc.	8.0%
Danone SA	5.2%
eBay, Inc.	5.2%
Anheuser-Busch InBev SA/NV	4.4%
EXOR NV	4.0%
Liberty Media Corp.-Liberty Formula One, Series A	3.9%
Comcast Corp., Class A	3.9%
Heineken Holding NV	3.7%
Cheniere Energy, Inc.	3.3%
Haleon PLC	3.1%

C000116036 [Member]
Shareholder Report [Line Items]
Fund Name	Fundamental Global Franchise Fund
Class Name	Class NAV
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Fundamental Global Franchise Fund (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental Global Franchise Fund (Class NAV)	$45	0.91%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.91%
Net Assets	$ 125,447,789
Holdings Count | Holding	38
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$125,447,789
Total number of portfolio holdings	38
Portfolio turnover rate	15%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	8.0%
Danone SA	5.2%
eBay, Inc.	5.2%
Anheuser-Busch InBev SA/NV	4.4%
EXOR NV	4.0%
Liberty Media Corp.-Liberty Formula One, Series A	3.9%
Comcast Corp., Class A	3.9%
Heineken Holding NV	3.7%
Cheniere Energy, Inc.	3.3%
Haleon PLC	3.1%

Sector Composition
Consumer discretionary	27.0%
Consumer staples	21.5%
Communication services	15.3%
Information technology	11.3%
Health care	10.1%
Financials	5.6%
Energy	3.3%
Real estate	2.7%
Short-term investments and other	3.2%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Amazon.com, Inc.	8.0%
Danone SA	5.2%
eBay, Inc.	5.2%
Anheuser-Busch InBev SA/NV	4.4%
EXOR NV	4.0%
Liberty Media Corp.-Liberty Formula One, Series A	3.9%
Comcast Corp., Class A	3.9%
Heineken Holding NV	3.7%
Cheniere Energy, Inc.	3.3%
Haleon PLC	3.1%

C000178758 [Member]
Shareholder Report [Line Items]
Fund Name	Fundamental Global Franchise Fund
Class Name	Class R6
Trading Symbol	JFGFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Fundamental Global Franchise Fund (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental Global Franchise Fund (Class R6/JFGFX)	$45	0.91%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.91%
Net Assets	$ 125,447,789
Holdings Count | Holding	38
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$125,447,789
Total number of portfolio holdings	38
Portfolio turnover rate	15%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	8.0%
Danone SA	5.2%
eBay, Inc.	5.2%
Anheuser-Busch InBev SA/NV	4.4%
EXOR NV	4.0%
Liberty Media Corp.-Liberty Formula One, Series A	3.9%
Comcast Corp., Class A	3.9%
Heineken Holding NV	3.7%
Cheniere Energy, Inc.	3.3%
Haleon PLC	3.1%

Sector Composition
Consumer discretionary	27.0%
Consumer staples	21.5%
Communication services	15.3%
Information technology	11.3%
Health care	10.1%
Financials	5.6%
Energy	3.3%
Real estate	2.7%
Short-term investments and other	3.2%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Amazon.com, Inc.	8.0%
Danone SA	5.2%
eBay, Inc.	5.2%
Anheuser-Busch InBev SA/NV	4.4%
EXOR NV	4.0%
Liberty Media Corp.-Liberty Formula One, Series A	3.9%
Comcast Corp., Class A	3.9%
Heineken Holding NV	3.7%
Cheniere Energy, Inc.	3.3%
Haleon PLC	3.1%

C000127063 [Member]
Shareholder Report [Line Items]
Fund Name	Global Equity Fund
Class Name	Class A
Trading Symbol	JHGEX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Global Equity Fund (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Equity Fund (Class A/JHGEX)	$65	1.29%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.29%
Net Assets	$ 657,516,122
Holdings Count | Holding	58
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$657,516,122
Total number of portfolio holdings	58
Portfolio turnover rate	29%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	4.8%
Philip Morris International, Inc.	3.3%
Bank of America Corp.	3.1%
Citigroup, Inc.	3.1%
Wells Fargo & Company	3.1%
ING Groep NV	2.6%
Apple, Inc.	2.5%
Sumitomo Mitsui Trust Group, Inc.	2.5%
T-Mobile US, Inc.	2.4%
CRH PLC (London Stock Exchange)	2.4%

Sector Composition
Financials	20.7%
Information technology	15.2%
Industrials	14.4%
Consumer discretionary	11.0%
Health care	9.4%
Consumer staples	9.2%
Communication services	8.1%
Energy	5.4%
Materials	4.3%
Short-term investments and other	2.3%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	4.8%
Philip Morris International, Inc.	3.3%
Bank of America Corp.	3.1%
Citigroup, Inc.	3.1%
Wells Fargo & Company	3.1%
ING Groep NV	2.6%
Apple, Inc.	2.5%
Sumitomo Mitsui Trust Group, Inc.	2.5%
T-Mobile US, Inc.	2.4%
CRH PLC (London Stock Exchange)	2.4%

C000152689 [Member]
Shareholder Report [Line Items]
Fund Name	Global Equity Fund
Class Name	Class C
Trading Symbol	JGECX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Global Equity Fund (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Equity Fund (Class C/JGECX)	$99	1.99%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.99%
Net Assets	$ 657,516,122
Holdings Count | Holding	58
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$657,516,122
Total number of portfolio holdings	58
Portfolio turnover rate	29%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	4.8%
Philip Morris International, Inc.	3.3%
Bank of America Corp.	3.1%
Citigroup, Inc.	3.1%
Wells Fargo & Company	3.1%
ING Groep NV	2.6%
Apple, Inc.	2.5%
Sumitomo Mitsui Trust Group, Inc.	2.5%
T-Mobile US, Inc.	2.4%
CRH PLC (London Stock Exchange)	2.4%

Sector Composition
Financials	20.7%
Information technology	15.2%
Industrials	14.4%
Consumer discretionary	11.0%
Health care	9.4%
Consumer staples	9.2%
Communication services	8.1%
Energy	5.4%
Materials	4.3%
Short-term investments and other	2.3%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	4.8%
Philip Morris International, Inc.	3.3%
Bank of America Corp.	3.1%
Citigroup, Inc.	3.1%
Wells Fargo & Company	3.1%
ING Groep NV	2.6%
Apple, Inc.	2.5%
Sumitomo Mitsui Trust Group, Inc.	2.5%
T-Mobile US, Inc.	2.4%
CRH PLC (London Stock Exchange)	2.4%

C000127064 [Member]
Shareholder Report [Line Items]
Fund Name	Global Equity Fund
Class Name	Class I
Trading Symbol	JGEFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Global Equity Fund (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Equity Fund (Class I/JGEFX)	$50	0.99%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.99%
Net Assets	$ 657,516,122
Holdings Count | Holding	58
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$657,516,122
Total number of portfolio holdings	58
Portfolio turnover rate	29%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	4.8%
Philip Morris International, Inc.	3.3%
Bank of America Corp.	3.1%
Citigroup, Inc.	3.1%
Wells Fargo & Company	3.1%
ING Groep NV	2.6%
Apple, Inc.	2.5%
Sumitomo Mitsui Trust Group, Inc.	2.5%
T-Mobile US, Inc.	2.4%
CRH PLC (London Stock Exchange)	2.4%

Sector Composition
Financials	20.7%
Information technology	15.2%
Industrials	14.4%
Consumer discretionary	11.0%
Health care	9.4%
Consumer staples	9.2%
Communication services	8.1%
Energy	5.4%
Materials	4.3%
Short-term investments and other	2.3%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	4.8%
Philip Morris International, Inc.	3.3%
Bank of America Corp.	3.1%
Citigroup, Inc.	3.1%
Wells Fargo & Company	3.1%
ING Groep NV	2.6%
Apple, Inc.	2.5%
Sumitomo Mitsui Trust Group, Inc.	2.5%
T-Mobile US, Inc.	2.4%
CRH PLC (London Stock Exchange)	2.4%

C000127065 [Member]
Shareholder Report [Line Items]
Fund Name	Global Equity Fund
Class Name	Class NAV
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Global Equity Fund (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Equity Fund (Class NAV)	$44	0.88%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.88%
Net Assets	$ 657,516,122
Holdings Count | Holding	58
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$657,516,122
Total number of portfolio holdings	58
Portfolio turnover rate	29%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	4.8%
Philip Morris International, Inc.	3.3%
Bank of America Corp.	3.1%
Citigroup, Inc.	3.1%
Wells Fargo & Company	3.1%
ING Groep NV	2.6%
Apple, Inc.	2.5%
Sumitomo Mitsui Trust Group, Inc.	2.5%
T-Mobile US, Inc.	2.4%
CRH PLC (London Stock Exchange)	2.4%

Sector Composition
Financials	20.7%
Information technology	15.2%
Industrials	14.4%
Consumer discretionary	11.0%
Health care	9.4%
Consumer staples	9.2%
Communication services	8.1%
Energy	5.4%
Materials	4.3%
Short-term investments and other	2.3%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	4.8%
Philip Morris International, Inc.	3.3%
Bank of America Corp.	3.1%
Citigroup, Inc.	3.1%
Wells Fargo & Company	3.1%
ING Groep NV	2.6%
Apple, Inc.	2.5%
Sumitomo Mitsui Trust Group, Inc.	2.5%
T-Mobile US, Inc.	2.4%
CRH PLC (London Stock Exchange)	2.4%

C000152690 [Member]
Shareholder Report [Line Items]
Fund Name	Global Equity Fund
Class Name	Class R2
Trading Symbol	JGERX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Global Equity Fund (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Equity Fund (Class R2/JGERX)	$69	1.38%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.38%
Net Assets	$ 657,516,122
Holdings Count | Holding	58
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$657,516,122
Total number of portfolio holdings	58
Portfolio turnover rate	29%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	4.8%
Philip Morris International, Inc.	3.3%
Bank of America Corp.	3.1%
Citigroup, Inc.	3.1%
Wells Fargo & Company	3.1%
ING Groep NV	2.6%
Apple, Inc.	2.5%
Sumitomo Mitsui Trust Group, Inc.	2.5%
T-Mobile US, Inc.	2.4%
CRH PLC (London Stock Exchange)	2.4%

Sector Composition
Financials	20.7%
Information technology	15.2%
Industrials	14.4%
Consumer discretionary	11.0%
Health care	9.4%
Consumer staples	9.2%
Communication services	8.1%
Energy	5.4%
Materials	4.3%
Short-term investments and other	2.3%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	4.8%
Philip Morris International, Inc.	3.3%
Bank of America Corp.	3.1%
Citigroup, Inc.	3.1%
Wells Fargo & Company	3.1%
ING Groep NV	2.6%
Apple, Inc.	2.5%
Sumitomo Mitsui Trust Group, Inc.	2.5%
T-Mobile US, Inc.	2.4%
CRH PLC (London Stock Exchange)	2.4%

C000152691 [Member]
Shareholder Report [Line Items]
Fund Name	Global Equity Fund
Class Name	Class R4
Trading Symbol	JGETX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Global Equity Fund (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Equity Fund (Class R4/JGETX)	$54	1.07%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.07%
Net Assets	$ 657,516,122
Holdings Count | Holding	58
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$657,516,122
Total number of portfolio holdings	58
Portfolio turnover rate	29%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	4.8%
Philip Morris International, Inc.	3.3%
Bank of America Corp.	3.1%
Citigroup, Inc.	3.1%
Wells Fargo & Company	3.1%
ING Groep NV	2.6%
Apple, Inc.	2.5%
Sumitomo Mitsui Trust Group, Inc.	2.5%
T-Mobile US, Inc.	2.4%
CRH PLC (London Stock Exchange)	2.4%

Sector Composition
Financials	20.7%
Information technology	15.2%
Industrials	14.4%
Consumer discretionary	11.0%
Health care	9.4%
Consumer staples	9.2%
Communication services	8.1%
Energy	5.4%
Materials	4.3%
Short-term investments and other	2.3%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	4.8%
Philip Morris International, Inc.	3.3%
Bank of America Corp.	3.1%
Citigroup, Inc.	3.1%
Wells Fargo & Company	3.1%
ING Groep NV	2.6%
Apple, Inc.	2.5%
Sumitomo Mitsui Trust Group, Inc.	2.5%
T-Mobile US, Inc.	2.4%
CRH PLC (London Stock Exchange)	2.4%

C000152692 [Member]
Shareholder Report [Line Items]
Fund Name	Global Equity Fund
Class Name	Class R6
Trading Symbol	JGEMX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Global Equity Fund (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Equity Fund (Class R6/JGEMX)	$45	0.89%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%
Net Assets	$ 657,516,122
Holdings Count | Holding	58
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$657,516,122
Total number of portfolio holdings	58
Portfolio turnover rate	29%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	4.8%
Philip Morris International, Inc.	3.3%
Bank of America Corp.	3.1%
Citigroup, Inc.	3.1%
Wells Fargo & Company	3.1%
ING Groep NV	2.6%
Apple, Inc.	2.5%
Sumitomo Mitsui Trust Group, Inc.	2.5%
T-Mobile US, Inc.	2.4%
CRH PLC (London Stock Exchange)	2.4%

Sector Composition
Financials	20.7%
Information technology	15.2%
Industrials	14.4%
Consumer discretionary	11.0%
Health care	9.4%
Consumer staples	9.2%
Communication services	8.1%
Energy	5.4%
Materials	4.3%
Short-term investments and other	2.3%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	4.8%
Philip Morris International, Inc.	3.3%
Bank of America Corp.	3.1%
Citigroup, Inc.	3.1%
Wells Fargo & Company	3.1%
ING Groep NV	2.6%
Apple, Inc.	2.5%
Sumitomo Mitsui Trust Group, Inc.	2.5%
T-Mobile US, Inc.	2.4%
CRH PLC (London Stock Exchange)	2.4%